CONSOLIDATED BALANCE SHEETS € in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Current assets:
Cash and cash equivalents	$ 40,593,094	$ 24,292,113
Restricted cash	83,217	405,040
Accounts receivable, net of allowances for doubtful accounts	20,187,786	13,835,019
Advances to suppliers	143,482	248,130
Value added tax receivable	3,651,593	7,508,251
Project assets, current	24,992,068	32,125,312
Prepaid expenses and other current assets, net	44,826,334	6,070,654
Assets held for sale	2,271,015	18,578,626
Total current assets	136,748,589	103,063,145
Property, plant and equipment, net	119,943,471	143,301,385
Deferred tax assets, net	1,184,321	837,864
Project assets non-current	3,278,924	6,522,539
Goodwill	1,022,567	0
Operating lease right-of-use assets	23,246,413	23,990,913
Finance lease right-of-use assets	25,555,792	24,991,789
Other non-current assets	25,961,872	17,236,558
Total assets	336,941,949	319,944,193
Current liabilities:
Accounts payable	6,313,330	20,431,093
Advances from customers	900,604	86,316
Amounts due to related parties	7,656,569	2,747,632
Short-term borrowings	31,980,868	35,756,951
Bond payable	9,000,000	2,503,621
Income tax payable	948,953	1,077,923
Salaries payable	266,373	438,288
Operating lease liabilities, current	1,092,797	452,740
Failed sale-lease back and finance lease liabilities, current	8,097,055	9,579,203
Other current liabilities	19,828,633	27,163,335
Liabilities held for sale	2,188,765	9,168,366
Total current liabilities	88,308,638	109,405,468
Long-term borrowings	0	3,367,061
Operating lease liabilities, non-current	21,410,701	22,887,949
Failed sale-lease back and finance lease liabilities, non-current	43,962,529	46,736,540
Total liabilities	153,681,868	182,397,018
Commitments and contingencies (see Note 20)
Shareholders' equity
Common shares (600,000,000 shares and 800,000,000 shares; no par value, shares authorized at December 31, 2019 and 2020; 481,027,002 shares issued and 480,818,902 shares outstanding at December 31, 2019; 582,258,622 shares issued and 572,484,072 shares outstanding at December 31, 2020)	574,499,870	530,208,240
Additional paid-in capital	7,769,742	9,712,935
Accumulated deficit	(439,567,002)	(442,345,657)
Accumulated other comprehensive loss	(3,565,101)	(2,858,746)
ReneSola Ltd shareholders' equity	139,137,509	94,716,772
Noncontrolling interest	44,122,572	42,830,403
Total shareholders' equity	183,260,081	137,547,175
Total liabilities and shareholders' equity	$ 336,941,949	$ 319,944,193